SPECIAL (GAINS) AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring Reserve:
Special (gains) and charges

MILLIONS	2013	2012	2011

Net sales
Customer agreement modification	$—	$—	$29.6
Cost of sales
Restructuring charges	6.6	22.7	5.3
Recognition of Champion inventory fair value step-up	36.6	—	—
Recognition of Nalco inventory fair value step-up	—	71.2	3.6
Subtotal	43.2	93.9	8.9
Special (gains) and charges
Restructuring charges	83.4	116.6	69.0
Champion acquisition and integration costs	49.7	18.3	—
Nalco merger and integration costs	18.6	70.9	57.7
Venezuela currency devaluation	23.2	—	—
Gain on sale of businesses, litigation related charges and other	(3.6)	(60.1)	4.3
Subtotal	171.3	145.7	131.0
Operating income subtotal	214.5	239.6	169.5
Interest expense, net
Acquisition debt costs	2.5	1.1	1.5
Debt extinguishment costs	—	18.2	—
Subtotal	2.5	19.3	1.5
Net income attributable to noncontrolling interest
Venezuela currency devaluation	(0.5)	—	—
Recognition of Nalco inventory fair value step-up	—	(4.5)	—
Subtotal	(0.5)	(4.5)	—
Total special (gains) and charges	$216.5	$254.4	$171.0

Energy Restructuring Plan
Restructuring Reserve:
Restructuring charges and subsequent activity

	Energy Restructuring Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
2013 Activity
Recorded expense and accrual	$22.9	$3.6	$0.9	$27.4
Cash payments	(16.7)	—	(0.8)	(17.5)
Non-cash charges	—	(3.6)	—	(3.6)
Effect of foreign currency translation	0.6	—	—	0.6
Restructuring liability
December 31, 2013	$6.8	$—	$0.1	$6.9

Combined Restructuring Plan
Restructuring Reserve:
Restructuring charges and subsequent activity

	Combined Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
2011 Activity
Recorded expense and accrual	$67.1	$0.5	$7.1	$ 74.7
Cash payments	(22.5)	—	(2.6)	(25.1)
Non-cash charges	—	(0.5)	—	(0.5)
Effect of foreign currency translation	(2.2)	—	—	(2.2)
Restructuring liability December 31, 2011	42.4	—	4.5	46.9
2012 Activity
Recorded expense and accrual	126.1	3.2	10.1	139.4
Cash payments	(62.0)	—	(3.3)	(65.3)
Non-cash charges	—	(3.2)	(3.9)	(7.1)
Effect of foreign currency translation	(0.7)	—	—	(0.7)
Restructuring liability December 31, 2012	105.8	—	7.4	113.2

2013 Activity
Recorded expense and accrual	55.0	(4.9)	13.5	63.6
Net cash payments	(97.7)	9.1	(13.2)	(101.8)
Non-cash charges	—	(4.2)	(0.4)	(4.6)
Effect of foreign currency translation	2.8	—	—	2.8
Restructuring liability December 31, 2013	$65.9	$—	$7.3	$ 73.2